Investment Objectives and Goals - GSR CRYPTO CORE3 ETF	Feb. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GSR CRYPTO CORE3 ETF
Objective [Heading]	Effective July 25, 2026, the following information hereby replaces in its entirety the information under the section titled “INVESTMENT OBJECTIVE” of the Fund’s summary section of its Prospectus:
Objective, Primary [Text Block]	The GSR Crypto Core3 ETF (the “Fund”) seeks capital appreciation.